Income Taxes (Details Narrative)	2 Months Ended
Dec. 31, 2014 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 33,079
Operating loss carry forward expiration year	2034
Provision for uncertain tax positions	$ 0